                       LINCOLN NATIONAL INCOME FUND, INC.

                            2000 Semi-Annual Report

                      LINCOLN INVESTMENT MANAGEMENT, INC.

TABLE OF CONTENTS
                                                              Page
------------------------------------------------------------------
Manager Profile
Investment Policies & Objectives
President's Letter                                              1
Portfolio Performance                                           2
Performance of the Fund vs. Indices                             3
Total Fund Investments                                          3
Dividend History                                                4
Common Stock Market Prices &
   Net Asset Value History                                      5
Shareholder Meeting Results                                     6
FINANCIAL STATEMENTS:
   Statement of Net Assets                                      7
   Statements of Operations                                    18
   Statements of Changes in Net Assets                         19
   Statements of Cash Flows                                    20
   Financial Highlights                                        21
   Notes to Financial Statements                               22
Directors & Officers of the Fund                               28
Corporate Information                                          29

MANAGER PROFILE

   Throughout it's history, your Fund has been managed by investment affiliates of Lincoln National Corporation (LNC). Today, Lincoln Investment Management, Inc. (LIM) brings to the Fund the skills and expertise that it has developed through management of client assets for LNC, as well as pension plans, foundations, endowments and other clients.

   LIM invests in nearly all domestic capital markets and has developed an increasing international investment presence. LIM had approximately $35 billion in assets under management as of June 30, 2000. The amount and breadth of this investment expertise allows LIM to deliver substantial value to the investment process.

   LIM also believes in the need for consistency in investment strategy and the personnel involved in implementing those strategies. We are pleased to say that many of the individuals involved with your Fund over the past 19 years are still with Lincoln today and have senior positions affecting the investment results of the Fund.

   In February of 1995, David C. Fischer assumed the portfolio management role for the Fund. Mr. Fischer, who joined LIM in 1988, has extensive experience in the investment industry. Mr. Fischer earned his MBA from Indiana University in 1986 and is a Certified Public Accountant (CPA) and Chartered Financial Analyst
(CFA).

INVESTMENT POLICIES & Objectives
   The Fund's primary investment objective is to provide a high level of current income from interest on fixed-income securities. A secondary objective is to obtain long-term capital appreciation. Substantially all of the Fund's net investment income will be distributed through regular dividends to shareholders. Net realized gains, if any, will be distributed annually in cash, provided the Fund does not have a capital loss carryforward.

   The investment portfolio will have a significant component of private placement investments in fixed-income securities. Some of these may have equity participation rights either through warrants or convertible features. The Fund also will invest in publicly traded fixed-income securities and high-yield equity securities, and the Fund may invest up to 10% of its assets in real estate investment trusts (REITs).

   The Fund may borrow to purchase securities in an amount not exceeding 20% of net assets. However, while the Fund has Variable Term Preferred Stock issued and outstanding, it may only borrow from banks for emergency or temporary purposes in an amount not to exceed 5% of the Fund's total assets and subject to certain other restrictions. The Fund may also invest in non-dollar denominated securities, however, as of June 30, 2000, has chosen not to do so.

PRESIDENT'S LETTER

Dear Shareholder:

   The first half of the year has been another turbulent time in the financial markets. Although we are in a period of global economic stability, the U.S. equity and fixed income markets have been quite volatile. The year began with a continuation of the momentum investing in equities that has been prevalent over the past few years. The fixed income market has been trying to understand the impact of the federal government repurchase of Treasury bonds with budget surplus dollars. Coupled with the Treasury buy-backs is the impact of higher interest rates on the economy. Despite improving trends in the fixed income market since mid-May, corporate bonds had their worst half of the year versus Treasury bonds since 1989.

   Lincoln National Income Fund achieved an attractive investment return of 4.22% versus the Lehman Corporate Index return of 2.68% for the first six months of 2000. Much of the 1.54% of outperformance is the result of an asset allocation decision we made to buy undervalued, but fundamentally strong REIT equities. As of June 30, 2000, the REIT holdings represented about 7.8% of net assets and had returned approximately 20% year to date. Accordingly, we are considering a move back into bonds with a portion of these funds and anticipate this reallocation will help support the Fund's dividend for the second half of the year.

   We expect the Federal Reserve will need to tighten only 25-50 basis points more this year to achieve its desired economic slowdown. Assuming the Federal Reserve is successful in slowing down the economy without a recession, fundamentally sound corporate bonds remain attractive at present levels. Corporate bonds will remain the foundation of the Fund's portfolio, and we are comfortable about their prospects over the next twelve months.

Sincerely,


/s/ H. Thomas McMeekin
-----------------------------
H. Thomas McMeekin
President
July 26, 2000

ASSET CLASSIFICATION
As of June 30, 2000

                                                                  (Dollars in
                                                                    Millions)
Public Debt                                               61.98%     $79.7
Government/Gov't Agency                                    3.81%     $ 4.9
Private Placements Debt                                   20.45%     $26.3
Private Placements Equity                                  0.70%     $ 0.9
Equities/Partnerships                                      1.72%     $ 2.2
REIT's                                                     7.84%     $10.1
Short-Term Investments                                     3.50%     $ 4.5



DISTRIBUTION BY QUALITY
As of June 30, 2000

                                                                  (Dollars in
                                                                    Millions)
          AAA                                              9.80%    $ 12.6
          AA                                               5.05%    $  6.5
           A                                              22.86%    $ 29.4
          BBB                                             36.24%    $ 46.6
          BB                                               6.07%    $  7.8
           B                                               5.75%    $  7.4
          CCC                                              0.47%    $  0.6
       Equities                                           10.26%    $ 13.2
   Short-Term Investments                                  3.50%    $  4.5
                                                         -------    ------
                                                         100.00%    $128.6


PORTFOLIO PERFORMANCE
As of June 30, 2000

The following graph presents the cumulative market value and net asset value total return for the Fund compared to the Lehman Corporate Bond Index. The graph below shows each category's results of what $1,000 invested in 1973 would have grown to by June 30, 2000 assuming reinvestment of dividends and adjusting for stock splits. The Fund's shares were initially offered with a sales charge of 8%. Performance since inception does not include this or any brokerage commission for purchases made since inception. Past performance does not guarantee future results.

Private Placements Equity 0.70%
Equities/Partnerships 1.72%
Government/Gov't. Agency 3.81%
Short-Term Investments 3.50%
REITs 7.84%
Private Placements Debt 20.45%
Public Debt 61.98%


         AAA                                   9.80%
         AA                                    5.05%
          A                                   22.86%
         BBB                                  36.24%
         BB                                    6.07%
          B                                    5.75%
         CCC                                   0.47%
      Equities                                10.26%
Short-Term Investments                         3.50%






Income Fund NAV ($14,582)          Lehman Corporate Bond Index ($9,849) Income Fund - Market ($14,640)
1973                     $ 1,000                      $1,000                             $ 1,000
1978                     $ 1,382.54                   $1,385.86                          $ 1,093
1985                     $ 3,740                      $3,095.58                          $ 3,829
1988                     $ 5,274                      $3,938.58                          $ 5,234
1993                     $ 9,284                      $6,757.48                          $10,925
1997                     $12,831                      $9,035.19                          $14,705
1998                     $13,962                      $9,784.21                          $17,266
1999                     $13,992                      $9,592                             $12,891
2000                     $14,582                      $9,849                             $14,640

The following table displays the net asset value total return for the Fund on an annualized basis compared to the Lehman Corporate Bond Index.

                                                                 YTD       1 Year       3 Year     5 Years      10 Years
-------------------------------------------------------------------------------------------------------------------------
Lincoln National Income Fund                                    4.22%       4.96%        6.02%       7.03%        8.84%
Lehman Corporate Bond Index                                     2.68%       3.00%        5.34%       5.98%        8.18%

ANNUAL PERFORMANCE OF LINCOLN NATIONAL INCOME FUND VS. INDICES

                                                 Income     Lehman                    Income       Lehman
                                                  Fund     Corporate                   Fund       Corporate
------------------------------------------------------------------------------------------------------------------
         1973                                      3.20%       2.28%     1987           5.04%        2.29%
         1974                                    (12.60%)      0.17%     1988          15.35%        7.58%
         1975                                     13.03%      12.30%     1989          17.38%       14.23%
         1976                                     17.24%      15.59%     1990           1.31%        8.28%
         1977                                      7.82%       2.99%     1991          21.34%       16.13%
         1978                                      7.28%       1.18%     1992           6.96%        7.58%
         1979                                     12.92%       2.30%     1993          15.89%       11.03%
         1980                                     15.37%       3.06%     1994          (7.52%)      (3.93%)
         1981                                      4.73%       7.26%     1995          27.35%       22.25%
         1982                                     26.24%      31.10%     1996           5.36%        3.28%
         1983                                     14.67%       7.99%     1997          11.37%       10.23%
         1984                                     16.88%      15.02%     1998           8.03%        8.29%
         1985                                     17.30%      21.30%     1999          (1.73%)      (1.96%)
         1986                                     17.55%      15.62%     2000           4.22%        2.68%

TOTAL FUND INVESTMENTS
At Market or Fair Values As of June 30,

                                                                   2000                    1999
                                                            (000)      % of Total    (000)      % of Total
-----------------------------------------------------------------------------------------------------------
Public Debt Securities                                    $84,606          66%     $97,198          74%
Private Placement Securities                               27,194          21%      26,603          20%
Common Stocks & Warrants                                   10,197           8%         467           1%
Preferred Stocks                                            1,438           1%       1,539           1%
Short-Term Investments                                      4,500           4%       2,600           2%
Partnerships                                                  635           0%         444           0%
Other Assets/(Liabilities)                                    (62)          0%       2,279           2%
-----------------------------------------------------------------------------------------------------------
   Total Net Assets                                      $128,508         100%    $131,130         100%

DIVIDEND HISTORY
The Fund in its lifetime has distributed common dividends of $31.39 per share which represents 251.12 percent of its offering price of $12.50 per share as adjusted for the 1993 common stock split. On February 27, 1992 the Fund changed its policy of retaining long-term capital gains to one of distributing them. Previous year retention's allowed the Fund to grow its assets by $6,490,687, which is net of capital gains tax. The table below shows the common dividend per share history as adjusted for the two-for-one stock split.

                            Annual                                   Annual
Year                       Dividend                   Year          Dividend
----------------------------------------------------------------------------
1977 and Prior              $4.06                     1989           $1.17
1978                         0.90                     1990            1.18
1979                         0.92                     1991            1.15
1980                         0.97                     1992            1.68
1981                         1.04                     1993            1.77
1982                         1.12                     1994            1.28
1983                         1.14                     1995            1.32
1984                         1.20                     1996            1.46
1985                         1.27                     1997            1.52
1986                         1.17                     1998            1.10
1987                         1.52                     1999            0.99
1988                         1.23                     2000            0.24*

*Dividends paid as of June 30, 2000.

COMMON STOCK MARKET PRICES AND NET ASSET VALUE HISTORY (Unaudited)

2000
                                                 Market Prices and Volumes                        Net Asset Value
                                        High         Low         Close       Volume        High         Low        Close
---------------------------------------------------------------------------------------------------------------------------
1st Quarter                           $10.813      $9.5625     $10.2500      464,300      $12.47      $12.06       $12.47
2nd Quarter                            11.313       10.000       10.750      394,300       12.53       12.08        12.44

1999
                                                 Market Prices and Volumes                        Net Asset Value
                                        High         Low         Close       Volume        High         Low        Close
---------------------------------------------------------------------------------------------------------------------------
1st Quarter                           $14.125     $13.0625     $13.4375      280,700      $13.43      $12.99       $13.24
2nd Quarter                            13.563       11.500       11.750      261,800       13.39       12.70        12.83
3rd Quarter                           11.8125      10.5625      10.9375      317,200       12.92       12.43        12.72
4th Quarter                             12.50        9.625       9.6875      369,700       12.72       12.17        12.17

1998
                                                 Market Prices and Volumes                        Net Asset Value
                                        High         Low         Close       Volume        High         Low        Close
---------------------------------------------------------------------------------------------------------------------------
1st Quarter                           $14.000      $13.125      $13.875      378,500      $13.76      $13.58       $13.75
2nd Quarter                            14.188       13.438       14.063      300,000       13.82       13.52        13.69
3rd Quarter                            14.375       12.938       14.375      315,400       13.90       13.43        13.90
4th Quarter                            14.625       13.938       14.188      181,900       14.17       13.39        13.39

1997
                                                 Market Prices and Volumes                        Net Asset Value
                                        High         Low         Close       Volume        High         Low        Close
---------------------------------------------------------------------------------------------------------------------------
1st Quarter                           $13.000      $12.375      $12.750      498,900      $13.77      $13.42       $13.42
2nd Quarter                            13.250       12.375       13.250      351,100       13.68       13.16        13.64
3rd Quarter                            14.000       13.063       13.875      381,700       14.12       13.62        14.12
4th Quarter                            14.000       12.875       13.063      335,200       14.19       13.43        13.43

Shares are listed on the New York Stock Exchange under the trading symbol LND.

SHAREHOLDER MEETING RESULTS
The Fund held its annual shareholders meeting on May 5, 2000. Two proposals were presented to shareholders for vote. Proposal I, "Election of Class 1 Directors" and Proposal II "Ratification of the Selection of Auditor." A total of 5,545,937 shares of Common Stock (77.513% of the total outstanding shares) and 37,600 of Variable Term Preferred (VTP) stock shares (94.00% of the total outstanding preferred shares) were voted or abstained.
The following table highlights the results of the vote.

                                                                     Number of        Number of         Number of
                                                                     Shares Voted     Shares Voted      Shares
                                                                     FOR              AGAINST           WITHHELD/ABSTAINED
--------------------------------------------------------------------------------------------------------------------------
Proposal I
Election of Class 1 Directors-
   Common Stock and VTP                            R. Deshaies       5,477,600          N/A             105,938
Election of Class 1 Directors-VTP Only             A. Cepeda            37,600          N/A             --

Proposal II
Ratification of the Selection of
Auditor (PricewaterhouseCoopers LLP)                                 5,497,355          38,987          47,195

   In addition, the terms of office of the following directors continued after the meeting: Thomas L. Bindley, Richard M. Burridge, Thomas N. Mathers, H. Thomas McMeekin and Daniel R. Toll.

   The Board of Directors of the Fund has implemented a staggered Board consisting of three Classes of Directors. The seven directors have been divided into three separate Classes as follows: two directors constituting Class 1 directors were elected at the 2000 Annual Meeting to a three-year term of office and until their successors are elected and qualified; two directors constituting Class 2 directors have a term of office until the 2001 annual meeting of shareholders and until their successors are elected and qualified; and three directors constituting Class 3 directors have a term of office until the 2002 annual meeting of shareholders and until their successors are elected and qualified. The directors in each Class are set forth below.

CLASS OF DIRECTORS                     NAMES OF DIRECTORS
------------------                     ------------------
Class 1:                               Adela Cepeda and Roger J. Deshaies
Class 2:                               Richard M. Burridge and Thomas N. Mathers
Class 3:                               Thomas L. Bindley, H. Thomas McMeekin
                                       and Daniel R. Toll

   At each annual meeting of shareholders, directors will be elected to succeed the Class of directors whose terms expire at that meeting, and each newly elected director will serve for a three-year term and until their successors are elected and qualified. Subject to the limitations imposed by the Investment Company Act of 1940, as amended, a vacancy which occurs during a term may be filled by the Board. A replacement selected by the Board will serve the remainder of the vacated term until the annual meeting of shareholders at which that Class of directors is up for election and until his or her successor is elected and qualified.

   Pursuant to the Fund's Charter, two of the directors are to be elected solely by the holders of the VTP stock, and the remaining directors are to be elected by the holders of the outstanding shares of the Common Stock and VTP Stock voting together as a single class. Ms. Cepeda was elected solely by the holders of VTP Stock at the 2000 Annual Meeting; Mr. Burridge, a Class 2 director, will continue to serve as the second LNIF Board member elected solely by the holders of VTP Stock.

LINCOLN NATIONAL INCOME FUND, INC.
STATEMENT OF NET ASSETS - UNAUDITED
June 30, 2000

                                                         PAR           MARKET OR
PUBLIC DEBT SECURITIES (65.9%)                          AMOUNT        FAIR VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.5%)
Boeing Capital
   9.25% 4/1/02                                        $1,000,000   $  1,034,098
Raytheon
   6.55% 3/15/10                                        1,000,000        904,661
                                                                     -----------
                                                                       1,938,759
                                                                     -----------
AIRLINES (3.2%)
AMR
   10.00% 4/15/21                                       1,000,000      1,023,698
Delta Air Lines
   9.90% 6/16/02                                        1,473,000      1,505,578
United Airlines
   9.35% 4/7/16                                         1,500,000      1,572,645
                                                                     -----------
                                                                       4,101,921
                                                                      ----------

ASSET BACKED SECURITIES (1.4%)
Green Tree Lease Finance 1998-1B
   6.66% 10/20/04                                         354,527        349,957
Honda Auto Lease Trust Series 99-A A4
   6.65% 7/15/05                                          500,000        496,480
Vanderbilt Mortgage Ser98-C CL 1A2 144A
   6.32% 6/7/16                                         1,000,000        944,295
                                                                     -----------
                                                                       1,790,732
                                                                     -----------
BANKING (5.0%)
Banc One
   9.88% 3/1/09                                         1,000,000      1,118,058
BankAmerica
   10.00% 2/1/03                                        1,000,000      1,057,666
First USA Bank Wilmington Delaware
   7.65% 8/1/03                                         1,000,000      1,004,146
Hong Kong & Shanghai Bank
   6.38% 12/29/49                                         500,000        377,675
Lloyds Bank PLC
   6.31% 6/29/49                                        1,000,000        837,350
Mellon Capital Notes
   7.72% 12/1/26                                          400,000        355,318
NationsBank
   8.13% 6/15/02                                        1,000,000      1,013,519
Standard Charter PLC
   6.31% 11/29/49                                       1,000,000        686,700
                                                                     -----------
                                                                       6,450,432
                                                                     -----------
BUILDINGS & MATERIALS (0.2%)
Toll Brothers
   8.75% 11/15/06                                         250,000        240,625
                                                                     -----------
                                                                         240,625
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

                                                          PAR         MARKET OR
PUBLIC DEBT SECURITIES (CONTINUED)                       AMOUNT       FAIR VALUE
--------------------------------------------------------------------------------
CABLE, MEDIA & PUBLISHING (3.9%)
K-III Communications
   8.50% 2/1/06                                        $  250,000    $   237,500
News America Holdings
   9.25% 2/1/13                                         1,000,000      1,062,949
Tele-Communications
   9.25% 1/15/23                                        2,000,000      2,134,688
Time Warner
   9.13% 1/15/13                                        1,500,000      1,630,976
                                                                     -----------
                                                                       5,066,113
                                                                     -----------
CHEMICALS (0.2%)
ISP Holdings
   9.00% 10/15/03                                         250,000        234,063
                                                                     -----------
                                                                         234,063
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
First Union-Lehman Brothers
   6.65% 12/18/07                                       1,000,000        954,652
                                                                     -----------
                                                                         954,652
                                                                     -----------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
Ametek
   7.20% 7/15/08                                          250,000        227,559
                                                                     -----------
                                                                         227,559
                                                                     -----------
ENERGY (4.3%)
Coastal
   9.75% 8/1/03                                         1,000,000      1,064,697
Enron
   9.50% 6/15/01                                        1,000,000      1,017,584
Gulf Canada Resources
   9.63% 7/1/05                                           250,000        255,625
Oryx Energy
   10.00% 4/1/01                                        1,000,000      1,019,251
Pennzoil
   10.13% 11/15/09                                      1,000,000      1,138,930
Sun
   9.38% 6/1/16                                         1,000,000      1,041,472
                                                                     -----------
                                                                       5,537,559
                                                                     -----------
FINANCE (8.6%)
Avalon Bay Communities
   6.80% 7/15/06                                          500,000        466,245
Bear Stearns
   7.63% 12/7/09                                        1,000,000        957,519
Dow Capital
   9.00% 5/15/10                                        1,000,000      1,055,589
Duke Capital
   6.25% 7/15/05                                        1,000,000        948,976
Fleet/Norstar Financial Group
   8.63% 1/15/07                                        1,000,000      1,041,041
General Electric Capital
   8.75% 5/21/07                                        1,000,000      1,075,809
General Motors Acceptance
   8.88% 6/1/10                                         1,500,000      1,599,293


The accompanying notes are an integral part of the financial statements.

                                                          Par         Market or
PUBLIC DEBT SECURITIES (continued)                       Amount       Fair Value
--------------------------------------------------------------------------------
FINANCE (continued)
Goldman Sachs Group
   7.20% 3/1/07                                        $  500,000    $   475,971
Greentree Financial
   8.65% 1/15/20                                          734,084        728,593
Merrill Lynch Mortgage Investors
   10.00% 3/15/10                                         270,570        275,721
Mid-America Finance
   6.38% 9/1/05                                           500,000        480,781
Selkirk Cogen Funding
   8.65% 12/26/07                                         915,868        934,836
SMA Finance
   6.40% 11/16/06                                       1,000,000        943,750
                                                                     -----------
                                                                      10,984,124
                                                                     -----------
FOOD, BEVERAGE & TOBACCO (1.5%)
Chiquita Brands International
   9.63% 1/15/04                                          250,000        201,250
Conagra
   7.40% 9/15/04                                        1,500,000      1,477,428
Marsh Supermarket
   8.88% 8/1/07                                           250,000        233,750
                                                                     -----------
                                                                       1,912,428
                                                                     -----------
FOREIGN GOVERNMENTS (0.4%)
Government of Venezuela
   9.25% 9/15/27                                          500,000        330,625
Republic of Colombia
   7.63% 2/15/07                                          300,000        218,250
                                                                     -----------
                                                                         548,875
                                                                     -----------
GOVERNMENT & GOVERNMENT AGENCY (3.8%)
Federal Home Loan Mortgage
   7.80% 9/15/20                                          397,268        397,875
   7.00% 9/17/31                                          810,165        797,980
Federal National Mortgage Association
   9.00% 3/1/24                                           401,265        420,576
   6.50% 12/1/27                                        1,552,153      1,469,695
Government National Mortgage Association
   9.00% 8/15/21                                          525,642        549,132
   9.00% 3/15/23                                        1,242,711      1,296,692
                                                                     -----------
                                                                       4,931,950
                                                                     -----------
HEALTHCARE & PHARMACEUTICALS (0.2%)
Beckman Instruments
   7.10% 3/4/03                                           250,000        240,841
                                                                     -----------
                                                                         240,841
                                                                     -----------
INDUSTRIAL MACHINERY (1.2%)
AGCO
   8.50% 3/15/06                                          250,000        230,938
Caterpillar Tractor
   6.00% 5/1/07                                         1,000,000        924,451
Setech Lewis Supply
   13.50% 6/30/05                                         500,000        443,250
                                                                     -----------
                                                                       1,598,639
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

                                                          PAR          MARKET OR
PUBLIC DEBT SECURITIES (continued)                       AMOUNT       FAIR VALUE
--------------------------------------------------------------------------------
Insurance (1.7%)
Allstate
   7.50% 6/15/13                                       $1,000,000    $   957,625
Conseco
   7.88% 12/15/00                                         133,000        117,705
Nationwide
   9.88% 2/15/25                                        1,000,000      1,043,487
                                                                     -----------
                                                                       2,118,817
                                                                     -----------
LEISURE, LODGING & ENTERTAINMENT (1.2%)
MGM Grand
   6.88% 2/6/08                                         1,000,000        898,579
Speedway Motorsports
   8.50% 8/15/07                                          250,000        233,750
Starwood Hotels & Resorts
   6.75% 11/15/03                                         500,000        464,429
                                                                     -----------
                                                                       1,596,758
                                                                     -----------
METALS & MINING (2.5%)
Cyprus Amax Minerals
   7.38% 5/15/07                                          500,000        479,851
EES Coke Battery
   7.13% 4/15/02                                          210,000        206,006
Inco
   9.60% 6/15/22                                        1,000,000        982,542
Noranda
   8.00% 6/1/03                                         1,500,000      1,497,525
                                                                     -----------
                                                                       3,165,924
                                                                     -----------
MISCELLANEOUS (2.0%)
Ashland
   6.86% 5/1/09                                           500,000        460,938
Corp Andina
   7.75% 3/1/04                                         1,000,000        990,813
Pemex Finance
   8.45% 2/15/07                                        1,000,000        983,110
Service International
   6.00% 12/15/05                                         232,361        126,637
                                                                     -----------
                                                                       2,561,498
                                                                     -----------
MORTGAGE BACKED SECURITIES (2.1%)
American Airlines
   9.83% 1/1/02                                           548,734        553,744
Citicorp Mortgage Securities
Series 1991-6 Class A
   8.75% 5/25/21                                          392,837        393,328
Commercial Mortgage Asset Trust 1999-C1 A1
   6.25% 8/17/06                                          932,231        892,757
Countrywide Home Loans 1999-1
   6.50% 3/25/29                                        1,000,000        915,000
                                                                     -----------
                                                                       2,754,829
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

                                                          PAR          MARKET OR
PUBLIC DEBT SECURITIES (continued)                       AMOUNT       FAIR VALUE
--------------------------------------------------------------------------------
PACKAGING & CONTAINERS (0.2%)
Container Corporation of America
   11.25% 5/1/04                                        $ 250,000    $   253,750
                                                                     -----------
                                                                         253,750
                                                                     -----------
PAPER & FOREST PRODUCTS (1.2%)
Georgia-Pacific
   9.50% 5/15/22                                        1,500,000      1,505,895
                                                                     -----------
                                                                       1,505,895
                                                                     -----------
REAL ESTATE (3.1%)
Comp De DeSarollo
   10.19% 5/31/11                                         484,975        340,695
Duke Realty
   7.05% 3/1/06                                           500,000        487,995
ERP Operating
   6.63% 4/13/05                                          400,000        380,875
Highwoods Realty
   7.00% 12/1/06                                          600,000        546,595
Highwoods Realty
   7.50% 4/15/18                                          400,000        333,131
Irvine Apartment Communities
   7.00% 10/1/07                                        1,000,000        885,210
Liberty Property
   7.10% 8/15/04                                        1,000,000        958,999
                                                                     -----------
                                                                       3,933,500
                                                                     -----------
RETAIL (0.9%)
Sears Roebuck
   9.05% 2/6/12                                         1,000,000      1,088,502
                                                                     -----------
                                                                       1,088,502
                                                                     -----------
TELECOMMUNICATIONS (1.8%)
MCI Communications
   7.50% 8/20/04                                        1,000,000      1,001,481
Nynex
   9.55% 5/1/10                                         1,265,767      1,340,629
                                                                     -----------
                                                                       2,342,110
                                                                     -----------
TEXTILES, APPAREL & FURNITURE (1.0%)
Interface
   7.30% 4/1/08                                           250,000        193,750
Whirlpool
   9.00% 3/1/03                                         1,000,000      1,033,665
                                                                     -----------
                                                                       1,227,415
                                                                     -----------
TRANSPORTATION & SHIPPING (2.1%)
Federal Express
   9.88% 4/1/02                                         1,250,000      1,297,421
NWA Trust
   10.23% 12/21/12                                        438,473        489,433
US Freightways
   6.50% 5/1/09                                         1,000,000        910,265
                                                                     -----------
                                                                       2,697,119
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

                                                        PAR           MARKET OR
PUBLIC DEBT SECURITIES (continued)                     AMOUNT         FAIR VALUE
--------------------------------------------------------------------------------
UTILITIES (9.8%)
Avon Energy Partners Holdings
   7.05% 12/11/07                                      $1,000,000     $  927,154
BVPS II Funding
   8.33% 12/1/07                                        1,436,000      1,409,190
Cleveland Electric
   7.63% 8/1/02                                         1,000,000        995,725
Commonwealth Edison
   8.63% 2/1/22                                         1,000,000        989,514
Consumers Energy
   6.50% 6/15/05                                          500,000        466,643
Empresa Nacional Electric
   7.75% 7/15/08                                          450,000        418,874
Hyder
   6.88% 12/15/07                                       1,000,000        848,037
New England Telephone & Telegraph
   9.00% 8/1/31                                         1,000,000      1,047,374
Niagara Mohawk Power
   9.25% 10/1/01                                          500,000        508,616
PacifiCorp
   7.00% 7/15/09                                          500,000        471,957
   8.29% 12/30/11                                       1,000,000      1,027,245
Philadelphia Electric
   7.13% 9/1/02                                         1,500,000      1,490,234
System Energy Resources
   7.80% 8/1/00                                         1,000,000        999,747
Texas Utilities
   7.38% 8/1/01                                         1,000,000      1,000,704
                                                                     -----------
                                                                      12,601,014
                                                                     -----------
   Total Public Debt Securities (cost $88,117,260)                    84,606,403
                                                                     -----------

PRIVATE PLACEMENT SECURITIES-DEBT (20.5%)
--------------------------------------------------------------------------------
Accounting Firms (0.8%)
Deloitte & Touche LLP
   7.41% 10/1/11                                        1,000,000        996,200
                                                                     -----------
                                                                         996,200
                                                                     -----------
AIRLINES (1.4%)
Northwest Airlines
   7.95% 3/1/15                                           994,628      1,010,443
United Air Lines
   8.70% 10/7/08                                          813,063        823,767
                                                                     -----------
                                                                       1,834,210
                                                                     -----------
AUTOMOBILES & AUTO PARTS (0.3%)
Continental Auto Receivables Series A
   12.00% 4/30/05                                         500,000        445,400
                                                                     -----------
                                                                         445,400
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

                                                          PAR         MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (continued)           AMOUNT       FAIR VALUE
--------------------------------------------------------------------------------
BANKING (1.9%)
Anglo Irish Bank
   9.10% 9/30/06                                       $1,000,000    $ 1,058,700
Banco Nacional de Mexico
   7.57% 1/1/01                                           153,707        153,169
First Hawaiian Bank
   6.93% 12/1/03                                          500,000        488,665
Interbank/ AKK Trust
   9.00% 2/28/01                                          250,000        250,000
Wells Fargo Capital
   8.13% 12/1/26                                          500,000        453,027
                                                                     -----------
                                                                       2,403,561
                                                                     -----------
CHEMICALS (0.9%)
Dow Chemical
   17.25% 1/2/03                                        1,041,017      1,175,412
                                                                     -----------
                                                                       1,175,412
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
Commercial Mortgage Pass-Through Certificates
Series AMC Class A
   7.71% 10/12/09                                         478,779        477,773
                                                                     -----------
                                                                         477,773
                                                                     -----------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.4%)
Spectrascan
   12.00% 6/30/06                                         500,000        500,000
                                                                     -----------
                                                                         500,000
                                                                     -----------
FINANCE (5.2%)
Avianca Airline Ticket Receivable Trust
   11.75% 12/24/05                                        447,939        405,161
Fort Wayne Capital Trust
   9.85% 4/15/27                                        1,000,000      1,145,000
Guangdong International Trust & Investment+
   8.75% 10/24/16                                         500,000         75,000
Louis Dreyfus
   8.43% 7/15/01                                        1,000,000        999,600
Merrill Lynch CLO 98 Pilgrim 2
   6.62% 9/23/09                                        1,000,000        880,120
Mutual Fund Fee Trust IV
   7.99% 1/31/05                                          298,238        299,371
NAL Auto Trust
   7.30% 12/15/00                                          11,966         11,749
PM Holding
   13.50% 10/30/04                                        500,000        500,000
Progress Capital Holdings
   6.88% 8/1/01                                         1,000,000        991,320
Refco Group
   8.21% 5/16/02                                          400,000        397,680
Scotia Pacific
   7.11% 1/20/14                                          500,000        390,000
Union Acceptance
   8.53% 8/1/02                                           600,000        571,500
                                                                     -----------
                                                                       6,666,501
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

                                                          PAR         MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (continued)           AMOUNT       FAIR VALUE
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.3%)
Coca-Cola Femsa SA DE
   9.40% 8/15/04                                       $1,000,000    $ 1,005,600
Dairy Farmers of America Preferred Capital Trust
   7.38% 10/2/12                                          500,000        454,500
Gruma SA DE CV
   7.63% 10/15/07                                         250,000        214,063
                                                                     -----------
                                                                       1,674,163
                                                                     -----------
LEISURE, LODGING & ENTERTAINMENT (0.7%)
New Boston Garden
   8.45% 9/22/15                                          894,364        877,639
                                                                     -----------
                                                                         877,639
                                                                     -----------
METALS & MINING (1.0%)
Soc Quimica Y Minera De
   7.70% 9/15/06                                        1,000,000        952,657
Steel Technologies
   8.52% 3/1/05                                           357,000        357,071
Worthington Precious Metals
   13.50% 10/30/04                                         19,045         19,045
                                                                     -----------
                                                                       1,328,773
                                                                     -----------
MISCELLANEOUS (3.6%)
BEA
   6.72% 6/15/10                                        1,000,000        897,800
BSI Holdings
   9.06% 9/30/05                                          322,000        322,000
CIC Acquisition (Conso International)
   12.00% 3/6/08                                          500,000        420,000
Earle Palmer Brown
   14.00% 12/16/04                                        519,677        519,677
Elastomeric Technologies Preferred Rubber
Compounding
   13.80% 10/8/07                                         500,000        476,000
Glass Equipment Development 144A
   13.50% 6/2/08                                          500,000        457,415
John Zelenka Evergreen Nursery
   13.00% 5/4/07                                          476,190        435,573
Stackpole Magnetic Systems
   13.50% 10/15/05                                        380,000        380,000
Therma-Tru
   12.00% 5/15/09                                         750,000        576,000
Turkiye Vakiflar Bankasi T.A.O.
   7.79% 12/22/00                                          98,628         98,628
                                                                     -----------
                                                                       4,583,093
                                                                     -----------
NATURAL GAS (0.7%)
Suburban Propane L.P.
   7.54% 6/30/11                                        1,000,000        961,500
                                                                     -----------
                                                                         961,500
                                                                     -----------



The accompanying notes are an integral part of the financial statements.

                                                          PAR         MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (continued)           AMOUNT       FAIR VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.8%)
Fibermark
   9.38% 10/15/06                                       $ 250,000    $   241,250
West Fraser Mills
   8.44% 6/30/04                                          780,000        781,560
                                                                     -----------
                                                                       1,022,810
                                                                     -----------
REAL ESTATE (0.3%)
CarrAmerica Realty
   6.63% 3/1/05                                           400,000        371,739
                                                                     -----------
                                                                         371,739
                                                                     -----------
TELECOMMUNICATIONS (0.8%)
Deutsche Telekom Finance
   8.25% 6/15/30                                        1,000,000      1,018,992
                                                                     -----------
                                                                       1,018,992
                                                                     -----------
   Total Private Placement Debt - (cost $26,062,657)                  26,337,766
                                                                     -----------

                                                          NUMBER
PRIVATE PLACEMENT SECURITIES-EQUITIES (0.7%)             OF SHARES
--------------------------------------------------------------------------------
LEISURE, LODGING & ENTERTAINMENT (0.0%)
Bicycle Holdings                                                1            240
                                                                     -----------
                                                                             240
                                                                     -----------
MISCELLANEOUS (0.1%)
Stackpole Magnetic Systems Class B                        120,000        135,600
                                                                     -----------
                                                                         135,600
                                                                     -----------
WARRANTS (0.6%)
Centennial Coal*                                               41              0
CIC Acquisition (Conso International)
Class A Voting Warrants (Clawback Position)*                  679              0
CIC Acquisition (Conso International)
Class B Non-Voting Warrants (Clawback Provision)*           2,731              0
CIC Acquisition (Conso International)
Warrants for Preferred Stock (Clawback Provision)*            392              0
CIC Acquisition (Conso International)
Class A Voting Warrants*                                      679          8,128
CIC Acquisition (Conso International)
Class B Non-Voting Warrants*                                2,731         32,684
CIC Acquisition (Conso International)
Warrants for Preferred Stock*                                 392         39,204
Continental Auto Receivables*                               9,506         63,593
Earle Palmer Brown Class A*                                    16            183
Earle Palmer Brown Class B*                                   511          5,993
Elastomeric Technologies*                                     111         24,000
Franklin Nursery*                                              20         40,617
GED Holdings*                                               3,049         42,582
Huron Technology*                                           6,200        124,430
PSC*                                                       16,250              0
Setech*                                                    17,304         56,756
Stackpole Magnetic Systems *                               54,582         61,677
Therma-Tru Holdings*                                          452        175,772
WPM Holdings*                                                 110         44,968
                                                                     -----------
                                                                         720,587
                                                                     -----------
   Total Private Placement Securities - Equities (cost $893,063)     $   856,427
                                                                     -----------


The accompanying notes are an integral part of the financial statements.

                                                        NUMBER OF     MARKET OR
COMMON STOCK (7.9%)                                       SHARES      FAIR VALUE
--------------------------------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS (0.0%)
Paracelsus Healthcare                                       2,661    $       146
                                                                     -----------
                                                                             146
                                                                     -----------
MISCELLANEOUS (0.1%)
Franklin Nursery Investors LLC                            120,746        120,746
                                                                     -----------
                                                                         120,746
                                                                     -----------
REAL ESTATE (7.8%)
AMB Property                                               20,000        456,250
Archstone Communities Trust                                25,500        537,093
Avalonbay Communities                                      25,000      1,043,750
CarrAmerica Realty                                         41,000      1,086,500
Duke-Weeks Realty                                          50,000      1,118,750
Equity Office Properties Trust                             50,200      1,383,637
Equity Residential Properties                              25,000      1,150,000
Kimco Realty                                               15,000        615,000
ProLogis                                                   50,000      1,065,624
Simon Property Group                                       25,000        554,687
Spieker Properties                                         20,900        987,524
Washington Real Estate Trust                                4,300         76,863
                                                                     -----------
                                                                      10,075,678
                                                                     -----------
   Total Common Stock (cost $9,127,048)                               10,196,570
                                                                     -----------

PREFERRED STOCK (1.1%)
--------------------------------------------------------------------------------
Salomon Financing Trust I 9.50%                            20,000        505,000
Transcanada Capital                                        40,000        932,500
                                                                     -----------
   Total Preferred Stock (cost $1,542,000)                             1,437,500
                                                                     -----------


PARTNERSHIPS (0.5%)
--------------------------------------------------------------------------------
KBP Holdings                                                    1        334,134
KBSI Partnership                                                1        301,201
MDAS Investors                                                  1              0
                                                                     -----------
                  Total Partnerships (cost $443,622)                     635,335
                                                                     -----------
                                                          PAR
SHORT TERM INVESTMENTS (3.5%)                            AMOUNT
--------------------------------------------------------------------------------
General Electric Capital
   6.95% 7/3/00                                        $3,100,000      3,100,000
Gillette
   7.03% 7/5/00                                         1,400,000      1,400,000
                                                                     -----------
   Total Short Term Investments (cost $4,500,000)                      4,500,000
                                                                     -----------
   Total Market Value of Securities (100.1%) (cost $131,685,650)     128,570,001
                                                                     -----------
Payables and Other Liabilities Net of Assets (-0.1%)                    (61,574)
                                                                     -----------




The accompanying notes are an integral part of the financial statements.

NET ASSETS (100.0%)                                                $128,508,427
                                                                   ------------
NET ASSET VALUE PER SHARE OF COMMON STOCK OUTSTANDING
($128,508,427 LESS VARIABLE TERM PREFERRED STOCK AT
LIQUIDATION VALUE OF $40,000,000 DIVIDED BY 7,114,831
SHARES OF COMMON STOCK OUTSTANDING)                                $      12.44
                                                                   ============
Preferred Stock, par value $1.00 per share (authorized
   1,000,000 shares) Variable Term Preferred Stock (VTP),
   issued and outstanding 40,000 shares, liquidation
   preference $1,000 per share                                      $40,000,000
Common Stock, par value $1.00 per share (authorized 10,000,000
   shares), issued and outstanding 7,114,831 shares                   7,114,831
Proceeds in excess of par value of shares issued                     83,244,025
Undistributed net investment income                                   1,586,957
Undistributed realized loss on investments, net of taxes paid          (321,737)
Net unrealized depreciation of investments                           (3,115,649)
                                                                   ------------
      TOTAL NET ASSETS                                             $128,508,427
                                                                   ============
* Non-Income producing security.
+ Security currently in default.

    The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Statements of Operations
(Unaudited)

                                                       Six Months Ended June 30,
                                                       -------------------------
                                                         2000          1999
--------------------------------------------------------------------------------
Investment income:
   Interest                                            $4,950,607  $5,011,893
   Dividends                                              339,958      67,500
--------------------------------------------------------------------------------
   Total investment income                              5,290,565   5,079,393

Expenses:
   Management fees                                        560,301     593,942
   Variable term preferred stock fees                      53,543      49,099
   Directors fees                                          33,000      35,000
   Professional fees                                       52,448      34,072
   Printing and Postage                                    12,695       7,333
   Stock Transfer & dividend disbursing fees                8,550       9,750
   New York Stock Exchange fee                              9,500       8,713
   Postage and mailing fees                                 5,250       7,159
   Custodian and registrar fees                                --       4,400
   Other                                                    1,400       1,892
--------------------------------------------------------------------------------
                                                          736,687     751,360
--------------------------------------------------------------------------------
   Expenses paid indirectly                                (3,066)     (2,533)
--------------------------------------------------------------------------------
      Total expenses                                      733,621     748,827

Net investment income                                   4,556,944   4,330,566

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)
on:
Investment transactions                                  (522,414)    414,175
Net change in unrealized appreciation/depreciation of:
Investments                                               787,051  (6,038,836)
--------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
       on investments                                     264,637  (5,624,661)
--------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations                                 $4,821,581 ($1,294,095)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Statements of Changes in Net Assets
(Unaudited)

                                                       Six Months Ended June 30,
                                                       -------------------------
                                                          2000         1999
--------------------------------------------------------------------------------
Changes from operations:
Net investment income                                  $4,556,944    $4,330,566
Net realized gain (loss) on investments                  (522,414)      414,175
Net change in unrealized appreciation/depreciation
 on investments                                           787,051    (6,038,836)
   Net increase (decrease) in net assets resulting
    from operations                                     4,821,581    (1,294,095)

Changes from Capital Share Transactions:
   Par value of shares issued under dividend
     reinvestment plan -- 73,066
   Proceeds in excess of par value for shares issued under dividend reinvestment plan -- 902,311 Net increase in net assets resulting from capital share transactions -- 975,377

Distributions To Shareholders From Net
 Investment Income:
Common shareholders                                    (1,707,559)   (1,698,722)
Preferred shareholders                                 (1,174,972)     (987,489)
   Total distributions to shareholders                 (2,882,531)   (2,686,211)

   Total increase (decrease) in net assets              1,939,050    (3,004,929)
Net Assets at beginning of period                     126,569,377   134,135,027
   Net Assets at End of Period                       $128,508,427  $131,130,098



The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Statements of Cash Flows
(Unaudited)

                                                      Six Months Ended June 30,
                                                      -------------------------
                                                         2000           1999
--------------------------------------------------------------------------------
Operating Activities:
   Interest Received                                   $4,847,451    $5,037,385
   Dividends Received                                     263,844        67,500
   Operating Expenses Paid                               (775,475)     (836,070)
   Purchase of investments securities                 (12,113,630)   (7,409,439)
   Proceeds from sale of investment securities         13,214,735     6,580,167
   Net proceeds (purchase) of short-term investments     (657,313)      676,417
--------------------------------------------------------------------------------
Net Cash Provided By Operating Activities               4,779,612     4,115,960

Financing Activities:
   Distributions paid to common and preferred
    shareholders                                       (4,698,964)   (4,995,944)
   Proceeds received from dividend reinvestment plan           --       975,377
--------------------------------------------------------------------------------
   Net Cash Used In Financing Activities               (4,698,964)   (4,020,567)
--------------------------------------------------------------------------------
   Increase In Cash                                        80,648        95,393
--------------------------------------------------------------------------------
      Cash at Beginning of Period                        $172,871      $408,587
--------------------------------------------------------------------------------
   Cash at End of Period                                 $253,519      $503,980

Reconciliation of Increase in Net Assets
Resulting From Operations To Net Cash Provided
  By Operating Activities Net increase(decrease)
  in net assets resulting from operations              $4,821,581   $(1,294,095)
Reconciling Adjustments:
   Net realized and unrealized (gain) loss
    on investments                                       (264,637)    5,624,661
   Net proceeds (purchase) of investment securities       443,791      (152,855)
   Discount accretion on investment income
    receivable                                            (74,784)      (61,316)
   Increase (decrease) in accrued investment income
    receivable                                            (28,371)       86,807
   Decrease in accrued dividend receivable                (76,114)           --
   Decrease in accrued expenses                           (41,854)      (87,242)
--------------------------------------------------------------------------------
      Net Cash Provided By Operating Activities        $4,779,612    $4,115,960


The accompanying notes are an integral part of the financial statements.

Lincoln National Income Fund, Inc.
Financial Highlights

                                                           Six Months
                                                         Ended June 30,                Year Ended December 31,
                                                         ---------------------------------------------------------------------------
(Selected data for each share                              (Unaudited)
outstanding throughout the period)                             2000        1999         1998        1997         1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.17      $13.39       $13.43      $13.47       $14.22      $12.25
Income from investment operations:
Net investment income                                           0.61        1.26         1.32        1.40         1.44        1.46
Net realized and unrealized gain (loss) on investments          0.06       (1.20)        0.06        0.39        (0.41)       2.17
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                          0.67        0.06         1.38        1.79         1.03        3.63

Less dividends and distributions:
Dividends from net investment income
   To preferred shareholders                                   (0.16)      (0.28)       (0.31)      (0.22)       (0.24)      (0.29)
   To common shareholders                                      (0.24)      (0.99)       (1.04)      (1.21)       (1.21)      (1.16)

Distributions from net realized gains:
   To preferred shareholders                                   --          (0.01)       (0.01)      (0.09)       (0.07)      (0.05)
   To common shareholders                                      --          --           (0.06)      (0.31)       (0.26)      (0.16)
------------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                      (0.40)      (1.28)       (1.42)      (1.83)       (1.78)      (1.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $12.44      $12.17       $13.39      $13.43       $13.47      $14.22
------------------------------------------------------------------------------------------------------------------------------------

Per Share Market Value, End of Period                         $10.75       $9.69       $14.19      $13.06       $12.50      $13.63
Total Investment Return (based on Market Value)                13.57%     (25.34%)      17.42%      17.12%        2.42%      39.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $128,508    $126,569     $134,135    $131,732     $132,054    $137,163
Ratio of expenses to average net assets                         1.16%*      1.12%        1.16%       1.12%        1.11%       1.14%
Ratio of expenses to average net assets prior
   to expenses paid indirectly                                  1.16%*      1.13%         N/A         N/A          N/A         N/A
Ratio of net investment income to average net assets            7.21%*      6.80%        6.84%       7.17%        7.32%       7.44%
Ratio of net investment income prior                            7.21%*      6.79%         N/A         N/A          N/A         N/A
   to expenses paid indirectly
Portfolio Turnover                                             10.41%      10.29%       19.78%      22.63%       22.73%      26.98%

* Annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
June 30, 2000
(Unaudited)

   Lincoln National Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

Note A - Summary of Accounting Policies

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investments

   Cost represents original cost except in those cases where there is original-issue discount as defined by the Internal Revenue Service, and in those cases the cost figure shown is amortized cost. Original-issue discount is being amortized over the period to the next expected call date.

   Investments in equity securities traded on a national exchange are valued at their last sale price at the close of that exchange; if on a particular day an exchange-listed security does not trade, then the mean between the bid and asked will be used. Equity securities traded in the over-the-counter market are valued at the last sale price at the close of the New York Stock Exchange. If a non-exchange listed security does not trade on a particular day, then the mean between the bid and asked price will be used as long as it continues to reflect the value of the security. Debt securities are valued by using market quotations or a matrix method provided by a pricing service. If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between bid and offer. Securities for which quotations are not available are priced at "fair value," as discussed below. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value.

   Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's Securities Valuation Committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable: fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt ).

   The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of Lincoln Investment Management, Inc. (Advisor) or affiliated companies. Valuations are determined according to pricing procedures approved and reviewed by a majority of the Directors who are not interested persons.

   Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of June 30, 2000, the Fund held $27,194,193 of fair valued securities, representing 21.16% of the Fund.

Income Taxes

   It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund therefore qualifies for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Use of Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other

   Security transactions are accounted for on the trade date for equity and debt securities. Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis except for interest in default, or interest deferred by a change in the terms of the loan agreement, which is recorded when received.

   Distributions to common shareholders are booked on the ex-dividend date and distributions to preferred shareholders are accrued daily and paid every 28 days.

   The Fund receives earnings credits from the custodian when positive balances are maintained, which are used to offset custody fees. These credits were $3,066 for the six months ended June 30, 2000. The expenses paid under this arrangement is included in its respective expense caption on the Statement of Operations with the corresponding expense offset shown on "Expenses paid indirectly."

Note B - Investments

   Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

   The following is a list of private placements with initial purchase date, cost amount and market value as of June 30, 2000:

PRIVATE PLACEMENTS

                                                                DATE OF        PAR                      MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT                             PURCHASE      AMOUNT          COST      FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank
   9.10%,9/30/06                                                9/30/94    $1,000,000     $1,000,000    $1,058,700
Avianca Airline Ticket Receivable Trust
   11.75%,12/24/05                                             12/24/97       447,939        447,939       405,161
Banco Nacional de Mexico
   7.57%,1/1/01                                                 11/5/96       153,707        280,166       153,169
BEA
   6.72%,6/15/10                                                4/21/98     1,000,000        963,239       897,800
BSI Holdings
   9.06%,9/30/05                                                1/23/98       322,000        322,000       322,000
Carramerica Realty
   6.63%,3/1/05                                                 2/18/98       400,000        397,956       371,739
CIC Acquisition (Conso International)
   12.00% 3/6/08                                                 3/6/00       500,000        420,000       420,000
Coca-Cola Femsa SA DE
   9.40%,8/15/04                                                 8/5/94     1,000,000      1,000,000     1,005,600
Commercial Mortgage Pass-Through Certificates
   Series AMC Class A
   7.71%, 10/12/09                                              9/29/99       478,779        478,779       477,773
Continental Auto Receivables
   Series A
   12.00%, 4/30/05                                              7/29/99       500,000        450,270       445,400
Dairy Farmers of America Preferred Capital Trust
   7.38%,10/2/12                                                10/2/98       500,000        500,000       454,500
Deloitte & Touche LLP
   7.41%,10/1/11                                                9/25/96     1,000,000      1,000,000       996,200
Deutsche Telekom Finance
   8.25% 6/15/30                                                6/29/00     1,000,000      1,014,280     1,018,992
Dow Chemical
   17.25%,1/2/03                                                3/25/92     1,041,017      1,041,017     1,175,412
Earle Palmer Brown
   14.00%,12/16/04                                             12/31/98       519,677        421,994       519,677
Elastomeric Technologies Preferred Rubber
Compounding
   13.80%, 10/8/07                                               1/8/99       500,000        477,240       476,000
Fibermark
   9.38%,10/15/06                                               1/17/97       250,000        256,875       241,250
First Hawaiian Bank
   6.93%,12/1/03                                                5/28/97       500,000        488,050       488,665
Fort Wayne Capital Trust
   9.85%,4/15/27                                                4/14/97     1,000,000      1,000,000     1,145,000
Glass Equipment Development 144A
   13.50% 6/2/08                                                 6/2/00       500,000        457,417       457,415
Gruma SA DE CV
   7.63%,10/15/07                                               10/2/97       250,000        249,580       214,063
Guangdong International Trust & Investment
   8.75%,10/24/16                                              10/17/96       500,000        498,600        75,000
Interbank/ AKK Trust
   9.00%,2/28/01                                                 7/8/97       250,000        242,965       250,000
John Zelenka Evergreen Nursery
   13.00% 5/4/07                                                 5/4/00       476,190        436,120       435,573



                                                                DATE OF                              PAR   MARKET OR
PRIVATE PLACEMENT SECURITIES--DEBT (CONTINUED)                  PURCHASE      AMOUNT         COST       FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Louis Dreyfus
   8.43%,07/15/01                                               7/20/94     $1,000,000   $ 1,000,000     $ 999,600
Merrill Lynch CLO 98 Pilgrim 2
   6.62%,9/23/09                                                4/14/98     1,000,000      1,000,000       880,120
Mutual Fund Fee Trust IV
   7.99%,1/31/05                                                4/21/97       298,238        298,238       299,371
NAL Auto Trust
   7.30%,12/15/00                                               9/26/96        11,966         11,959        11,749
New Boston Garden
   8.45%,9/22/15                                                9/22/95       894,364        894,364       877,639
Northwest Airlines
   7.95%, 03/01/15                                              6/18/99       994,628        994,628     1,010,443
PM Holding
   13.50%,10/30/04                                             10/31/98       500,000        483,000       500,000
Progress Cap Holdings
   6.88%,8/1/01                                                 8/21/96     1,000,000      1,000,000       991,320
Refco Group
   8.21%,5/16/02                                                 5/8/95       400,000        400,000       397,680
Scotia Pacific
   7.11%,1/20/14                                                 7/9/98       500,000        500,000       390,000
Soc Quimica Y Minera De
   7.70%,9/15/06                                                3/16/98     1,000,000      1,022,370       952,657
Spectrascan
   11.25%,6/30/06                                               7/12/96       500,000        490,000       500,000
Stackpole Magnetic Systems
   13.50%,10/15/05                                               9/1/95       380,000        351,500       380,000
Steel Technologies
   8.52%,3/1/05                                                  2/6/95       357,000        357,000       357,071
Suburban Propane L.P.
   7.54%,6/30/11                                                 3/7/96     1,000,000      1,000,000       961,500
Therma-Tru
   12.00% 5/15/09                                                5/9/00       750,000        576,829       576,000
Turkiye Vakiflar Bankasi T.A.O.
   7.79%,12/22/00                                              12/22/97        98,628         98,628        98,628
Union Acceptance
   8.53%,8/1/02                                                 6/23/97       600,000        609,546       571,500
United Air Lines
   8.70%, 10/07/08                                               5/4/95       813,063        810,063       823,767
Wells Fargo Capital
   8.13%,12/1/26                                                12/3/96       500,000        521,000       453,027
West Fraser Mills
   8.44%,6/30/04                                                4/15/94       780,000        780,000       781,560
Worthington Precision Metals
   13.50%, 10/30/04                                             1/30/99        19,045         19,045        19,045
                                                                                         -----------   -----------
   Total Private Placement Debt                                                          $27,062,657   $26,337,766
                                                                                         -----------   -----------

                                                                              25
PRIVATE PLACEMENTS (CONTINUED)


                                                                DATE OF       NUMBER OF                   MARKET OR
PRIVATE PLACEMENT SECURITIES--EQUITIES                         PURCHASE         SHARES          COST      FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Bicycle Holdings                                               11/18/94             1           $ 31         $ 240
Centennial Coal                                                 8/29/96            41             --            --
CIC Acquisition (Conso International)
Class A Voting Warrants (Clawback Position)                      3/6/00           679             --            --
CIC Acquisition (Conso International)
Class B Non-Voting Warrants (Clawback Provision)                 3/6/00         2,731             --            --
CIC Acquisition (Conso International)
Warrants for Preferred Stock (Clawback Provision)                3/6/00           392             --            --
CIC Acquisition (Conso International)
Class A Voting Warrants                                          3/6/00           679          8,126         8,128
CIC Acquisition (Conso International)
Class B Non-Voting Warrants                                      3/6/00         2,731         32,670        32,684
CIC Acquisition (Conso International)
Warrants for Preferred Stock                                     3/6/00           392         39,204        39,204
Continental Auto Receivables                                    7/29/99         9,506         60,000        63,593
Earle Palmer Brown Class A                                     12/31/98            16          3,280           183
Earle Palmer Brown Class B                                     12/31/98           511        107,587         5,993
Elastomeric Technologies                                        10/8/99           111         24,000        24,000
Franklin Nursery                                                 5/4/00            20         40,617        40,617
GED Holdings                                                     6/2/00         3,049         42,583        42,582
Huron Technology                                                2/20/95         6,200        128,333       124,430
PSC                                                             7/12/96        16,250         10,000           --
Setech                                                          7/19/99        17,304         56,756        56,756
Stackpole Magnetic Systems                                      9/1/95         54,582         28,500        61,677
Stackpole Magnetic Systems Class B                              9/1/95        120,000        120,000       135,600
Therma-Tru Holdings                                              5/9/00           452        174,376       175,772
WPM Holdings                                                   10/30/98           110         17,000        44,968
   Total Private Placement Equity                                                           $893,063      $856,427
                                                                                            --------      --------


   The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) amounted to $14,044,190 and $13,214,735 respectively, as of June 30, 2000.

NOTE C - MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Under an agreement between the Fund and the Advisor, the Advisor manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Fund. In return for these services, the Advisor receives a management fee of
 .1875% of net assets of the Fund on the last business day of the quarter (.75% on an annual basis) plus 1.50% of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred Stock.

   Certain officers and directors of the Fund are also officers or directors of the Advisor and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund. In addition, Delaware Service Company, which is an affiliate of the Advisor, provides accounting services for the Fund.

NOTE D - INCOME TAXES

   The cost of investments for federal income tax purposes is the same as for book purposes. As of June 30, 2000, the aggregate gross unrealized appreciation on investments was $2,545,248 and the aggregate gross unrealized depreciation was $5,660,897.

NOTE E - VARIABLE TERM PREFERRED STOCK

   During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. During 1992, the underwriting discount and other expenses incurred in the issuance of the preferred stock aggregated $1,120,016 and were recorded as a reduction of net assets applicable to common shares. Dividends are cumulative from the date of the original issue and reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary. The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

   For the six months ended June 30, 2000, dividend rates have ranged from 5.0% to 6.405% and the average dividend rate was 5.83%.

NOTE F - MARKET AND CREDIT RISK

   The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

DIRECTORS & OFFICERS OF THE FUND

DIRECTORS                     DESCRIPTIONS OF OCCUPATIONS AND RESPONSIBILITIES

Thomas L. Bindley             President, Bindley Capital Corporation; Director,
                              Midas, Inc.; Director, Strategic Equipment and
                              Supply Corporation; Director, Lincoln National
                              Convertible Securities Fund, Inc.; Director,
                              Junior Achievement of Chicago.

Richard M. Burridge           Vice President, Paine Webber; Consultant,
                              Cincinnati Financial Corporation; Director,
                              Lincoln National Convertible Securities Fund,
                              Inc.; Chairman of the Board, Fort Dearborn Income
                              Securities, Inc.

Adela Cepeda                  President, A.C. Advisory, Inc.; Commissioner,
                              Chicago Public Building Commission; Director,
                              Lincoln National Convertible Securities Fund,
                              Inc.; Director and Vice President, Harvard Club of
                              Chicago; Trustee, Ravina Festival Association;
                              Trustee, Window to the World Communications, Inc.
                              (PBS, Channel 11).

Roger J. Deshaies             Senior Vice President, Finance, Brigham and
                              Women's Hospital; Corporate Director, Partners
                              Health System; Director, Lincoln National
                              Convertible Securities Fund, Inc.

Thomas N. Mathers             Director, Lincoln National Convertible Securities
                              Fund, Inc.; Vice President and Director,OFC
                              Meadowood Retirement Community.

H. Thomas McMeekin            President and Director, Lincoln National
                              Convertible Securities Fund, Inc.; Managing
                              Partner, Griffin Investments, LLC.

Daniel R. Toll                Director, Lincoln National Convertible Securities
                              Fund, Inc.; Director, Wiss, Janney, Elstner
                              Associates, Inc.; Trustee, INEX Insurance
                              Exchange.


OFFICERS

H. Thomas McMeekin           President
David A. Berry               Vice President
David C. Fisher              Vice President
Michael P. Bishof            Treasurer
Michael D. Mabry             Secretary

CORPORATE INFORMATION

DIVIDEND DISBURSING AGENT, TRANSFER AGENT
AND REINVESTMENT PLAN AGENT

Equiserve - First Chicago Division
P.O. Box 2500
Jersey City NJ 07303-2500
1-800-317-4445

INVESTMENT ADVISOR

Lincoln Investment Management, Inc.
200 East Berry Street
Fort Wayne, IN  46802
(219) 455-2210

ADMINISTRATOR

Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  L.L.P.
Two Commerce Square
Philadelphia, PA  19103

STOCK EXCHANGE

The Fund's stock is traded on the New York Stock
Exchange (NYSE) under the symbol of LND.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

   Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the Plan). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desires to participate in the Plan, you must become a registered holder by transferring the shares to your name.

   To participate in the Plan, you must complete and forward an authorization card to Equiserve, the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's Common Stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's Common Stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than thirty days prior to the dividend payment date.

   Shares will be held by the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

   There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

   If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

   You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.
For additional information on the Plan, please write Equiserve, P.O. Box 2500 Jersey City, NJ 07303-2500, or call 1-800-317-4445.

LINCOLN INVESTMENT MANAGEMENT, INC.
200 EAST BERRY STREET
FORT WAYNE, INDIANA 46802


Lincoln Investment Management, Inc. is the investment manager for the Lincoln National
Income Fund, Inc.
















LINCOLN NATIONAL INCOME FUND, INC.

2000 Semi-Annual Report

Form 12728-1 8/00                                           (3607) (J6170)